Annual Fund Operating Expenses - PIMCO California Short Duration Municipal Income Fund	Jul. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.33%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.33%
I-2
Operating Expenses:
Management Fees	0.43%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.43%
A
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.73%